SCHEDULE OF EQUITY INVESTMENTS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Investments [Line Items]
Total equity investment	$ 1,995,021	$ 1,992,206
Ningbo Huixin LP [Member]
Schedule of Investments [Line Items]
Total equity investment	139,921	138,003
Chongqing Xiangyou LP [Member]
Schedule of Investments [Line Items]
Total equity investment	1,400,543	1,385,456
Wuhan Huiyu [Member]
Schedule of Investments [Line Items]
Total equity investment	287,036	303,627
Beijing Jiaqiwan [Member]
Schedule of Investments [Line Items]
Total equity investment	$ 167,521	$ 165,120